N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	EAIC VARIABLE CONTRACT ACCOUNT A
Entity Central Index Key	0001378536
Entity Investment Company Type	N-4
Document Period End Date	Sep. 24, 2025
Amendment Flag	false
C000043523 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

PORTFOLIO TYPE/INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS	10 YEARS
Asset Allocation Seeks long-term capital appreciation.	AST Multi-Asset Diversified Plus Portfolio* (The Sub-Account investing in this portfolio is closed to new investors) (Effective 5/1/25, AST Academic Strategies Asset Allocation Portfolio was renamed AST Multi-Asset Diversified Plus Portfolio)	1.13%	7.71%	3.78%	4.05%
	Adviser: AST Investment Services, Inc.;PGIM Investments LLC;
	Subadviser: J.P. Morgan Investment Management, Inc.;PGIM Fixed Income**;PGIM Quantitative Solutions LLC;PGIM Real Estate***;Jennison Associates LLC;Putnam Investment Management, LLC
* This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
** PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the Portfolio.
*** PGIM Real Estate is a business unit of PGIM, Inc.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

PORTFOLIO TYPE/INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS	10 YEARS
Asset Allocation Seeks long-term capital appreciation.	AST Multi-Asset Diversified Plus Portfolio* (The Sub-Account investing in this portfolio is closed to new investors) (Effective 5/1/25, AST Academic Strategies Asset Allocation Portfolio was renamed AST Multi-Asset Diversified Plus Portfolio)	1.13%	7.71%	3.78%	4.05%
	Adviser: AST Investment Services, Inc.;PGIM Investments LLC;
	Subadviser: J.P. Morgan Investment Management, Inc.;PGIM Fixed Income**;PGIM Quantitative Solutions LLC;PGIM Real Estate***;Jennison Associates LLC;Putnam Investment Management, LLC
* This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
** PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the Portfolio.
*** PGIM Real Estate is a business unit of PGIM, Inc.

Temporary Fee Reductions, Current Expenses [Text Block]
* This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.

C000043523 [Member] | C000018400 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	AST Multi-Asset Diversified Plus Portfolio* (The Sub-Account investing in this portfolio is closed to new investors) (Effective 5/1/25, AST Academic Strategies Asset Allocation Portfolio was renamed AST Multi-Asset Diversified Plus Portfolio)
Portfolio Company Adviser [Text Block]	Adviser: AST Investment Services, Inc.;PGIM Investments LLC;
Portfolio Company Subadviser [Text Block]	Subadviser: J.P. Morgan Investment Management, Inc.;PGIM Fixed Income**;PGIM Quantitative Solutions LLC;PGIM Real Estate***;Jennison Associates LLC;Putnam Investment Management, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	7.71%
Average Annual Total Returns, 5 Years [Percent]	3.78%
Average Annual Total Returns, 10 Years [Percent]	4.05%